Voyage and Operating Expenses, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Direct Operating Costs [Abstract]
Bunkers	$ 2,026	$ (62)	$ (2,149)
Commissions charged by third parties	8,245	7,939	10,273
Mischellaneous	394	242	150
Voyage expenses	$ 10,665	$ 8,119	$ 8,274